CONTRACTS IN PROGRESS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Construction Contracts [Abstract]
Contract costs incurred to date	$ 23,041,000,000	$ 20,455,000,000	$ 12,129,000,000
Profit recognized to date (less recognized losses)	1,843,000,000	1,946,000,000	558,000,000
Contract costs incurred and profit recognized (less recognized losses)	24,884,000,000	22,401,000,000	12,687,000,000
Less: progress billings	(25,782,000,000)	(23,546,000,000)	(12,919,000,000)
Contract work in progress (liability)	(898,000,000)	(1,145,000,000)	(232,000,000)
Comprising:
Amounts due from customers — work in progress	577,000,000	563,000,000	195,000,000
Amounts due to customers — creditors	(1,475,000,000)	(1,708,000,000)	(427,000,000)
Contract work in progress (liability)	(898,000,000)	(1,145,000,000)	$ (232,000,000)
Decrease in amounts due from customers asset, billed amounts		3,918,000,000
Increase in amounts due from customers asset, additions to work in progress		3,917,000,000
Increase in amounts due from customers asset, acquisitions		76,000,000
Decrease in amounts due from customers asset, dispositions	65,000,000
Decrease in amounts due from customers liability, recognized revenue		3,134,000,000
Increase in amounts due from customers liability, additions to work in progress		2,900,000,000
Increase in amounts due from customers liability, acquisitions		$ 0
Decrease in amounts due from customers liability, dispositions	$ 2,000,000